Accounts Receivable - Movements in Provision for Impairment of Accounts Receivable (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of financial assets [abstract]
At beginning of the year	¥ 2,023	¥ 523	¥ 516
Provision for impairment of accounts receivable	2,813	1,633	32
Receivables written off as uncollectible	(58)	(97)	(12)
Reversal of provision for impairment of accounts receivable	(7)	(36)	(13)
At end of the year	¥ 4,771	¥ 2,023	¥ 523